Goodwill, and Intangible Assets, Net (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill, and Intangible Assets, Net [Line Items]
Gross consideration				$ 2,477
Goodwill acquired	$ 1,243
General and administrative	57
Amortization expenses		$ 340	$ 341	$ 228
Israel Corporation [Member]
Goodwill, and Intangible Assets, Net [Line Items]
Gross consideration	$ 2,477